Insurance coverage	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Insurance coverage

34.	Insurance coverage

The insurance coverage as of December 31, 2023 is summarized as follows:

Insured assets	Covered risks	Amount insured
Property and equipment and inventories	Operating risks	21,821
Business interruption	Loss of profits	5,362
Cars and Others (*)	Damages	289

The Company also has specific insurance policies for general civil liability of R$200 and civil responsibility of R$134 and damage protection and Cybersecurity responsibility (Cyber) of R$14, which totaled a coverage of R$348.

(*)	The value reported above does not include coverage of the hulls, which are insured by the value of 100% of the Foundation Institute of Economic Research – FIPE table.